Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	¥ 114,191	¥ 125,303	¥ 95,014
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	76,647	72,994	76,151
Provision for doubtful accounts and loss on bad debts	761	197	252
Write-down of inventories	12,238	17,361	7,256
Deferred income taxes (Note 15)	(17,795)	(49,745)	10,354
Gains on sales of securities, net	(20,600)	(581)	(2,875)
Gains (losses) on sales of property, plant and equipment, net	(12,039)	(339)	486
Losses on impairment of goodwill	14,143	18,456	729
Foreign currency adjustments	2,955	(2,687)	(1,975)
Change in assets and liabilities:
(Increase) decrease in receivables	15,611	(16,804)	47,306
(Increase) decrease in inventories	6,310	(19,938)	(25,160)
Decrease in other current assets	87	2,955	7,661
Increase (decrease) in notes and accounts payable	2,400	(13,085)	(34,589)
Increase (decrease) in accrued income taxes	5,807	(6,392)	490
Increase (decrease) in other current liabilities	(3,478)	9,002	(26,825)
Decrease in other non-current liabilities	(4,722)	(6,348)	(3,628)
Other, net	1,524	418	(1,506)
Net cash provided by operating activities	194,040	130,767	149,141
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(42)	(24,505)	(38,530)
Payments for purchases of held-to-maturity securities	(121,924)	(197,391)	(131,016)
Payments for purchases of other securities	(5,546)	(1,062)	(2,282)
Proceeds from sales of available-for-sale securities	39,057	25,131	43,432
Proceeds from maturities of held-to-maturity securities	94,608	182,531	73,623
Acquisitions of businesses, net of cash acquired (Notes 2 and 19)	(22,676)	(1,843)	(15,975)
Payments for purchases of property, plant and equipment	(66,102)	(57,055)	(50,890)
Payments for purchases of intangible assets	(10,703)	(6,214)	(6,722)
Proceeds from sales of property, plant and equipment	16,989	4,247	589
Acquisition of time deposits and certificate of deposits	(313,911)	(246,667)	(260,241)
Withdrawal of time deposits and certificate of deposits	281,614	229,982	284,829
Other, net	1,827	(762)	2,042
Net cash used in investing activities	(106,809)	(93,608)	(101,141)
Cash flows from financing activities:
Decrease in short-term borrowings, net	(2,881)	(554)	(213)
Proceeds from issuance of long-term debt	10,996	10,642	10,671
Payments of long-term debt	(12,830)	(13,347)	(13,247)
Dividends paid	(43,874)	(32,705)	(28,624)
Purchases of noncontrolling interests	(1,780)	(4,004)	(1,032)
Other, net	(239)	(24)	(360)
Net cash used in financing activities	(50,608)	(39,992)	(32,805)
Effect of exchange rate changes on cash and cash equivalents	(13,966)	19,022	14,525
Net increase in cash and cash equivalents	22,657	16,189	29,720
Cash and cash equivalents at beginning of year	351,363	335,174	305,454
Cash and cash equivalents at end of year	¥ 374,020	¥ 351,363	¥ 335,174